NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Investor Destinations Aggressive Fund
NVIT Investor Destinations Moderately Aggressive Fund
NVIT Investor Destinations Capital Appreciation Fund
NVIT Investor Destinations Moderate Fund
NVIT Investor Destinations Balanced Fund
NVIT Investor Destinations Moderately Conservative Fund
NVIT Investor Destinations Conservative Fund

Supplement dated October 28, 2022
to the Prospectus dated May 2, 2022

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, the following Funds will no longer invest in a fixed interest contract (“Nationwide Contract”) issued by Nationwide Life Insurance Company.

Fund Name
NVIT Investor Destinations Aggressive Fund
NVIT Investor Destinations Moderately Aggressive Fund
NVIT Investor Destinations Capital Appreciation Fund
NVIT Investor Destinations Moderate Fund
NVIT Investor Destinations Balanced Fund
NVIT Investor Destinations Moderately Conservative Fund
NVIT Investor Destinations Conservative Fund

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE